Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	$ (13,695)	$ (13,697)	$ (27,527)
Loss from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(70)	(87)	(429)
Net finance costs	(533)	(658)	(1,245)
Loss before taxation	(210)	(210)	(650)
Income tax benefit	242	(2,320)	(2,320)
Loss after taxation	32	(2,530)	(2,970)
Balance sheet movement
Movement in Trade and other payables	297	(331)	(719)
Cash flow statement
Loss before taxation	(210)	(210)	(650)
Samarco dam failure provision	70	87	429
Net finance costs	533	658	1,245
Changes in assets and liabilities
Trade and other payables	(297)	331	719
Net operating cash flows	7,274	7,343	18,461
Net investing cash flows	3,330	(2,446)	(5,921)
Net decrease in cash and cash equivalents	(7,527)	(2,184)	1,650
Samarco dam failure [member]
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	(33)	(29)	(57)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(47)	(50)	(80)
Samarco dam failure provision	(70)	(87)	(429)
Loss from operations	(150)	(166)	(566)
Net finance costs	(60)	(44)	(84)
Loss before taxation	(210)	(210)	(650)
Income tax benefit
Loss after taxation	(210)	(210)	(650)
Balance sheet movement
Movement in Trade and other payables	2	(2)	4
Movement in Provisions	38	25	(228)
Net assets/(liabilities)	40	23	(224)
Cash flow statement
Loss before taxation	(210)	(210)	(650)
Share of loss relating to the Samarco dam failure	47	50	80
Samarco dam failure provision	70	87	429
Net finance costs	60	44	84
Changes in assets and liabilities
Trade and other payables	(2)	2	(4)
Net operating cash flows	(35)	(27)	(61)
Net investment and funding of equity accounted investments	(215)	(206)	(365)
Net investing cash flows	(215)	(206)	(365)
Net decrease in cash and cash equivalents	$ (250)	$ (233)	$ (426)